Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	SA Rand
Figures in million	2020	2019

Goodwill	520	520
Technology-based assets	16	13
Total intangible assets	536	533

Schedule of Reconciliation of Intangible Assets
The movement in goodwill is as follows:

	SA Rand
Figures in million	2020	2019

Cost

Balance at beginning and end of year	2 675	2 675

Accumulated amortisation and impairments

Balance at beginning of year	2 155	2 149
Impairment[1]	—	6

Balance at end of year	2 155	2 155
Net carrying value	520	520

The net carrying value of goodwill has been allocated to the following cash generating units:
Bambanani	218	218
Moab Khotsong	302	302

Net carrying value	520	520

[1]
In 2020 no impairment on goodwill was recorded as the recoverable amounts exceeded the carrying values. In 2019 an impairment of R6 million on goodwill was recorded for Bambanani as the carrying values exceeded the recoverable values of the related cash generating units. Refer to note 6 for further details on the impairment assessment.

TECHNOLOGY-BASED ASSETS

The movement in technology-based assets is as follows:

	SA Rand
Figures in million	2020	2019

Cost

Balance at beginning of year	39	48
Fully depreciated assets no longer in use derecognised	—	(10)
Additions	8	1

Balance at end of year	47	39

14	INTANGIBLE ASSETS continued

TECHNOLOGY-BASED ASSETS continued

	SA Rand
Figures in million	2020	2019

Accumulated amortisation and impairments

Balance at beginning of year	26	29
Fully depreciated assets no longer in use derecognised	—	(10)
Amortisation charge	5	7

Balance at end of year	31	26
Net carrying value	16	13